Transactions and Balances with Related Parties (Details) - Schedule of recorded expenses to executive officers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Executive Officers [Member]
Transactions and Balances with Related Parties (Details) - Schedule of recorded expenses to executive officers [Line Items]
Short - term employee benefits	$ 2,623	$ 2,402	$ 1,982
Post-employment benefits	11	27	19
Share based payments	1,930	1,446	1,667
Total	4,564	3,875	3,668
Directors [Member]
Transactions and Balances with Related Parties (Details) - Schedule of recorded expenses to executive officers [Line Items]
Short - term employee benefits	448	323	306
Share based payments	311	478	742
Total	$ 759	$ 801	$ 1,048